Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Loans designated at fair value through profit or loss	$ 121	$ 144
Deposits designated at FVTPL	38,335	35,639
Derivative instrument liabilities	326	139
Other liabilities designated at FVTPL	27	16
Other financial liabilities measured at fair value	$ 167	$ 119